Accrued Expense and Other Liabilities (Tables)	6 Months Ended
Mar. 31, 2026
Accrued Expense and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	March 31, 2026	September 30, 2025
		(Audited)
Payroll payables	$597,881	$381,274
Acquisition consideration payable (a)	214,389	207,734
Professional fee and others	668,867	272,195
Total	$1,481,137	$861,203

(a)	The payable amount related to the Wenzhou SPA (detail see Note 4).